ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

	2011	2010

Accounts receivable, trade	$13,530	$15,867
Commodity taxes receivable	231	-
Refundable investment tax credit receivable	200	-
Interest receivable	7	7
	$13,968	$15,874

The carrying value of the Company’s trade accounts receivable is as noted above. For the year ended December 31, 2011 the Company has not recognized any allowance for doubtful accounts or any corresponding amount to bad debt expense for the period (2010 - $Nil).